CARE AND MAINTENANCE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Repair And Maintenance Expenses [Line Items]
Care and maintenance	$ 11,877	$ 80
Cosmo mine
Repair And Maintenance Expenses [Line Items]
Care and maintenance	9,587	0
Holloway mine
Repair And Maintenance Expenses [Line Items]
Care and maintenance	2,192	0
Hislop mine
Repair And Maintenance Expenses [Line Items]
Care and maintenance	$ 98	$ 80